Revenue and government financing for research expenditures - Disclosure of Changes in Deferred Revenue and Collaboration Liabilities (Details) € in Thousands, $ in Thousands										1 Months Ended			12 Months Ended
	Aug. 02, 2022 EUR (€)	Aug. 02, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Jun. 17, 2022 EUR (€)	Jun. 17, 2022 USD ($)	Jun. 01, 2022 USD ($)	Dec. 07, 2020 EUR (€)	Dec. 07, 2020 USD ($)	Jun. 30, 2020 USD ($)	Oct. 31, 2018 EUR (€)	Oct. 31, 2018 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 USD ($)
Deferred income including contract liabilities [abstract]
Deferred income													€ 14,481		€ 37,913	€ 43,973
Collaboration liabilities – current portion													10,223		7,418	1,832
Collaboration liabilities – non-current portion													52,988		32,997	44,854
2015 monalizumab agreement, with AstraZeneca
Deferred Revenue, Roll Forward [Abstract]
Milestone payment received			€ 47,700	$ 50,000	€ 47,700	$ 50,000		€ 41,227	$ 50,000					$ 50,000
Deferred income including contract liabilities [abstract]
Collaboration liabilities – current portion															1,832	21,304
Collaboration liabilities – non-current portion													52,988		44,854
IPH5201 agreement, with AstraZeneca
Deferred Revenue, Roll Forward [Abstract]
Milestone payment received	€ 4,900	$ 5,000					$ 5,000			$ 5,000			4,700	5,000
Agreement related to additional preclinical molecules with AstraZeneca
Deferred Revenue, Roll Forward [Abstract]
Milestone payment received											€ 17,400	$ 20,000
Deferred income including contract liabilities [abstract]
Deferred income													0		17,400
Increase in deferred income including contract liabilities													0
Decrease in deferred income including contract liabilities													(17,400)
Deferred revenue
Deferred Revenue, Roll Forward [Abstract]
Contract liabilities at beginning of period													37,913		43,973	89,112
Revenue for the current financial year													(39,776)		(7,497)	(47,038)
Transfer from collaboration liabilities													30,989		(1,084)	2,465
Contract liabilities at end of period													14,481		37,913	43,973
Collaboration Liabilities, Roll Forward [Abstract]
Contract liabilities at beginning of period													37,913		43,973	89,112
Contract liabilities at end of period													14,481		37,913	43,973
Deferred revenue | 2015 monalizumab agreement, with AstraZeneca
Deferred Revenue, Roll Forward [Abstract]
Contract liabilities at beginning of period													20,159		26,572	62,657
Revenue for the current financial year													(22,376)		(7,497)	(33,620)
Transfer from collaboration liabilities													(30,989)		1,084	(2,465)
Increase through milestone payments, contract liabilities													47,687
Contract liabilities at end of period													14,481		20,159	26,572
Collaboration Liabilities, Roll Forward [Abstract]
Contract liabilities at beginning of period													20,159		26,572	62,657
Contract liabilities at end of period													14,481		20,159	26,572
Collaboration liabilities | 2015 monalizumab agreement, with AstraZeneca
Deferred Revenue, Roll Forward [Abstract]
Contract liabilities at beginning of period													40,415		46,686	21,304
Contract liabilities at end of period													63,211		40,415	46,686
Collaboration Liabilities, Roll Forward [Abstract]
Contract liabilities at beginning of period													40,415		46,686	21,304
Additions			€ 34,300	$ 36,000									37,564		4,262	46,320
Deductions													(14,768)		(10,534)	(20,938)
Contract liabilities at end of period													63,211		€ 40,415	€ 46,686
Collaboration liabilities | 2015 monalizumab agreement, with AstraZeneca | PACIFIC-9
Collaboration Liabilities, Roll Forward [Abstract]
Additions													34,335	36,000
Deferred income including contract liabilities [abstract]
Collaboration liabilities – non-current portion													€ 34,335				$ 36,000
Collaboration liabilities | 2015 monalizumab agreement, with AstraZeneca | Exchange Rate Fluctuations
Collaboration Liabilities, Roll Forward [Abstract]
Additions | $														$ 2,145